UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BASIC MATERIALS – 3.6%
111,052	Calgon Carbon Corp.	$1,532,518
39,780	Innophos Holdings, Inc.	1,712,927
40,097	Minerals Technologies, Inc.	2,616,730
		5,862,175
	COMMUNICATIONS – 3.0%
90,155	FTD Cos., Inc.*	2,281,823
61,525	Scholastic Corp.	2,528,678
		4,810,501
	CONSUMER, CYCLICAL – 10.7%
30,031	Anixter International, Inc.*	1,840,300
8,875	Buffalo Wild Wings, Inc.*	1,490,645
192,125	Denny's Corp.*	2,144,115
57,930	Essendant, Inc.	1,160,917
20,776	G&K Services, Inc. - Class A	1,666,443
107,510	Knoll, Inc.	2,714,627
20,800	Oxford Industries, Inc.	1,189,344
48,430	Rush Enterprises, Inc. - Class A*	1,112,921
151,750	TRI Pointe Group, Inc.*	2,041,038
75,240	Wolverine World Wide, Inc.	1,842,628
		17,202,978
	CONSUMER, NON-CYCLICAL – 12.5%
68,265	Cardtronics PLC - Class A* 1	3,002,977
61,507	Haemonetics Corp.*	1,864,892
19,511	Integer Holdings Corp.*	433,339
27,210	Lancaster Colony Corp.	3,536,212
33,820	Matthews International Corp. - Class A	2,032,920
38,750	Sanderson Farms, Inc.	3,394,113
118,775	TrueBlue, Inc.*	2,652,246
104,175	VWR Corp.*	3,262,761
		20,179,460
	ENERGY – 1.8%
81,575	RSP Permian, Inc.*	2,932,621

	FINANCIAL – 35.1%
114,593	American Equity Investment Life Holding Co.	1,825,466
65,889	Argo Group International Holdings Ltd.[1]	3,418,980
145,215	BBCN Bancorp, Inc.	2,231,955
83,925	Columbia Banking System, Inc.	2,544,606
101,725	CVB Financial Corp.	1,673,376
49,087	DuPont Fabros Technology, Inc. - REIT	2,347,831
61,571	Education Realty Trust, Inc. - REIT	2,964,028
88,275	Empire State Realty Trust, Inc. - Class A - REIT	1,852,892
84,810	First Industrial Realty Trust, Inc. - REIT	2,499,351

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
111,700	First Midwest Bancorp, Inc.	$2,085,439
136,547	FNB Corp.	1,631,737
99,226	Healthcare Realty Trust, Inc. - REIT	3,588,012
77,287	Kite Realty Group Trust - REIT	2,350,298
23,344	Mid-America Apartment Communities, Inc. - REIT	2,474,931
51,700	PacWest Bancorp	2,137,795
55,175	Pinnacle Financial Partners, Inc.	2,930,344
25,967	PS Business Parks, Inc. - REIT	2,879,481
48,500	Renasant Corp.	1,562,670
75,652	Selective Insurance Group, Inc.	2,962,532
39,275	South State Corp.	2,863,540
34,480	UMB Financial Corp.	1,910,537
120,173	Umpqua Holdings Corp.	1,830,235
51,965	United Bankshares, Inc.	1,990,259
108,850	United Community Banks, Inc.	2,094,274
		56,650,569
	INDUSTRIAL – 19.8%
72,840	Altra Industrial Motion Corp.	2,068,656
63,475	Barnes Group, Inc.	2,407,607
47,332	CLARCOR, Inc.	2,946,891
34,275	Eagle Materials, Inc.	2,877,386
36,443	EnPro Industries, Inc.	1,667,267
82,240	ESCO Technologies, Inc.	3,482,864
86,870	Fabrinet* 1	3,280,211
46,500	Franklin Electric Co., Inc.	1,800,480
32,141	GATX Corp.	1,437,667
62,705	Generac Holdings, Inc.*	2,369,622
107,100	Harsco Corp.	1,048,509
73,500	ITT Corp.	2,330,685
67,615	Plexus Corp.*	3,106,233
38,125	Saia, Inc.*	1,101,431
		31,925,509
	TECHNOLOGY – 6.2%
146,800	Acxiom Corp.*	3,369,060
64,124	Diodes, Inc.*	1,186,935
59,725	ManTech International Corp. - Class A	2,359,735
67,062	Progress Software Corp.*	1,948,822
211,380	Silicon Graphics International Corp.*	1,141,452
		10,006,004
	UTILITIES – 6.2%
45,164	Avista Corp.	1,964,634
32,712	Black Hills Corp.	2,062,492

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
51,470	El Paso Electric Co.	$2,454,089
58,688	NorthWestern Corp.	3,564,709
		10,045,924
	TOTAL COMMON STOCKS (Cost $147,138,340)	159,615,741

	SHORT-TERM INVESTMENTS – 1.3%
2,030,158	Fidelity Institutional Government Portfolio, 0.25%[2]	2,030,158

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,030,158)	2,030,158

	TOTAL INVESTMENTS – 100.2% (Cost $149,168,498)	161,645,899
	Liabilities in Excess of Other Assets – (0.2)%	(245,409)

	TOTAL NET ASSETS – 100.0%	$161,400,490

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 96.3%
	BASIC MATERIALS – 5.6%
	ArcelorMittal
$220,000	6.250%, 8/5/2020[1]	$229,900
325,000	6.500%, 3/1/2021[1]	342,875
547,000	Commercial Metals Co. 6.500%, 7/15/2017	563,410
		1,136,185
	COMMUNICATIONS – 16.8%
600,000	CenturyLink, Inc. 5.625%, 4/1/2020	634,500
550,000	DISH DBS Corp. 5.125%, 5/1/2020	563,063
600,000	Frontier Communications Corp. 8.500%, 4/15/2020	645,600
243,000	IAC/InterActiveCorp 4.875%, 11/30/2018[2]	249,075
600,000	Sprint Communications, Inc. 9.000%, 11/15/2018[3]	650,250
250,000	T-Mobile USA, Inc. 5.250%, 9/1/2018[2]	255,000
380,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	392,825
		3,390,313
	CONSUMER, CYCLICAL – 5.5%
315,000	General Motors Co. 3.500%, 10/2/2018	325,251
460,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	478,975
300,000	Lennar Corp. 4.500%, 11/15/2019[2]	315,375
		1,119,601
	CONSUMER, NON-CYCLICAL – 11.9%
600,000	Centene Corp. 5.750%, 6/1/2017	618,000
245,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[2]	247,909
400,000	HCA, Inc. 3.750%, 3/15/2019	415,000
550,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	550,000
540,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	573,075
		2,403,984

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 16.1%
$350,000	DCP Midstream Operating LP 2.500%, 12/1/2017[2]	$346,290
600,000	Kinder Morgan Energy Partners LP 5.300%, 9/15/2020	641,952
600,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[2]	622,500
600,000	Sabine Pass LNG LP 7.500%, 11/30/2016	609,750
605,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 8/1/2020[2,3]	612,562
430,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	428,388
		3,261,442
	FINANCIAL – 22.5%
600,000	Aircastle Ltd. 6.750%, 4/15/2017[1]	618,750
600,000	CIT Group, Inc. 5.000%, 5/15/2017	612,888
550,000	Equinix, Inc. 4.875%, 4/1/2020[2]	570,625
305,000	GFI Group, Inc. 8.375%, 7/19/2018	328,256
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[2]	595,500
600,000	International Lease Finance Corp. 8.750%, 3/15/2017	625,500
620,000	NewStar Financial, Inc. 7.250%, 5/1/2020[2]	593,371
615,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[2]	616,538
		4,561,428
	INDUSTRIAL – 12.8%
600,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	605,250
595,000	Greif, Inc. 6.750%, 2/1/2017	604,669
405,000	Harsco Corp. 5.750%, 5/15/2018	401,456
465,000	SPX FLOW, Inc. 6.875%, 9/1/2017	485,358

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$597,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[1]	$497,002
		2,593,735
	TECHNOLOGY – 1.4%
270,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.875%, 6/15/2021[2,3]	282,149

	UTILITIES – 3.7%
450,000	AES Corp. 8.000%, 6/1/2020	528,750
205,000	NRG Energy, Inc. 7.625%, 1/15/2018	219,350
		748,100
	TOTAL CORPORATE BONDS (Cost $19,379,775)	19,496,937

Number of Shares

	SHORT-TERM INVESTMENTS – 2.2%
438,477	Fidelity Institutional Government Portfolio, 0.25%[4]	438,477

	TOTAL SHORT-TERM INVESTMENTS (Cost $438,477)	438,477

	TOTAL INVESTMENTS – 98.5% (Cost $19,818,252)	19,935,414
	Other Assets in Excess of liabilities – 1.5%	313,230

	TOTAL NET ASSETS – 100.0%	$20,248,644

LP – Limited Partnership

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,544,961.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$149,352,475	$19,824,387

Gross unrealized appreciation	23,902,831	290,563
Gross unrealized depreciation	(11,609,407)	(179,536)
Net unrealized appreciation on investments	$12,293,424	$111,027

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$159,615,741	$-	$-	$159,615,741
Short-Term Investments	2,030,158	-	-	2,030,158
Total Investments	$161,645,899	$-	$-	$161,645,899

Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$19,496,937	$-	$19,496,937
Short-Term Investments	438,477	-	-	438,477
Total Investments	$438,477	$19,496,937	$-	$19,935,414

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	09/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	09/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	09/29/2016